Fair Value Measurement - Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains,Property and equipment, net	¥ (40,238)		¥ (51,564)	$ (5,754)
Total (losses) gains, Intangible assets, net	(41,563)	$ (5,943)	(152,890)
Equity investments accounted using equity method	205,841		210,119	29,435
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains from fair value changes, Wealth management products	142		848
Wealth management products			17		$ 2
Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains from fair value changes, Wealth management products	(31,741)		2,642
Total (losses) gains from fair value changes, Equity investments accounted for using fair value option			(35,354)
Investments accounted for using fair value option			8,626		1,182
Available-for-Sale Debt Securities	72,670		95,249	10,392	13,049
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total losses, Equity investments accounted for using the measurement alternative	(46,394)		(64,441)
Goodwill			(424,099)		(58,101)
Losses, Goodwill			(152,890)
Equity investments accounted for using the measurement alternative	42,823		158,890	6,124	$ 21,768
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products			17
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments accounted for using fair value option			8,626
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-Sale Debt Securities	72,670		95,249
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill			(424,099)
Equity investments with readily determinable fair value | $				$ 1
Equity investments accounted for using the measurement alternative	¥ 42,823		¥ 158,890